Operating Leases (Details) - Schedule of weighted average remaining lease terms and discount rates for all of operating leases for continuing operations	Jul. 31, 2021	Jul. 31, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2 years 29 days	1 year 6 months 10 days
Weighted average discount rate	4.90%	4.90%